25. SEGMENT INFORMATION (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Net revenues	R$ 18,524,601	R$ 17,148,949	R$ 15,261,697
Asia
Disclosure of operating segments [line items]
Net revenues	4,501,551	4,393,868	2,975,752
North America
Disclosure of operating segments [line items]
Net revenues	2,009,337	1,891,865	1,901,989
Latin America
Disclosure of operating segments [line items]
Net revenues	506,951	259,640	418,245
Europe
Disclosure of operating segments [line items]
Net revenues	2,762,524	2,758,958	2,237,736
Others
Disclosure of operating segments [line items]
Net revenues	37,772	114,705	45,442
Foreign market
Disclosure of operating segments [line items]
Net revenues	9,818,135	9,419,036	7,579,164
Domestic market
Disclosure of operating segments [line items]
Net revenues	8,706,466	7,729,913	7,682,533
Steel
Disclosure of operating segments [line items]
Net revenues	12,959,023	11,515,908	11,202,999
Steel | Asia
Disclosure of operating segments [line items]
Net revenues	23,364	30,815	16,980
Steel | North America
Disclosure of operating segments [line items]
Net revenues	2,009,337	1,891,865	1,901,989
Steel | Latin America
Disclosure of operating segments [line items]
Net revenues	506,951	259,640	376,458
Steel | Europe
Disclosure of operating segments [line items]
Net revenues	2,564,823	2,324,580	2,104,944
Steel | Others
Disclosure of operating segments [line items]
Net revenues	35,996	28,921	45,442
Steel | Foreign market
Disclosure of operating segments [line items]
Net revenues	5,140,471	4,535,821	4,445,813
Steel | Domestic market
Disclosure of operating segments [line items]
Net revenues	7,818,552	6,980,087	6,757,186
Mining
Disclosure of operating segments [line items]
Net revenues	4,620,971	4,581,903	3,187,250
Mining | Asia
Disclosure of operating segments [line items]
Net revenues	3,592,226	3,519,713	2,836,505
Mining | North America
Disclosure of operating segments [line items]
Net revenues
Mining | Latin America
Disclosure of operating segments [line items]
Net revenues			42,730
Mining | Europe
Disclosure of operating segments [line items]
Net revenues	197,701	434,378	132,792
Mining | Others
Disclosure of operating segments [line items]
Net revenues	1,776	85,784
Mining | Foreign market
Disclosure of operating segments [line items]
Net revenues	3,791,703	4,039,875	3,012,027
Mining | Domestic market
Disclosure of operating segments [line items]
Net revenues	829,268	542,028	175,223
Port
Disclosure of operating segments [line items]
Net revenues	238,240	207,722	212,729
Port | Asia
Disclosure of operating segments [line items]
Net revenues
Port | North America
Disclosure of operating segments [line items]
Net revenues
Port | Latin America
Disclosure of operating segments [line items]
Net revenues
Port | Europe
Disclosure of operating segments [line items]
Net revenues
Port | Others
Disclosure of operating segments [line items]
Net revenues
Port | Foreign market
Disclosure of operating segments [line items]
Net revenues
Port | Domestic market
Disclosure of operating segments [line items]
Net revenues	238,240	207,722	212,729
Railroads
Disclosure of operating segments [line items]
Net revenues	1,416,612	1,319,907	1,156,933
Railroads | Asia
Disclosure of operating segments [line items]
Net revenues
Railroads | North America
Disclosure of operating segments [line items]
Net revenues
Railroads | Latin America
Disclosure of operating segments [line items]
Net revenues
Railroads | Europe
Disclosure of operating segments [line items]
Net revenues
Railroads | Others
Disclosure of operating segments [line items]
Net revenues
Railroads | Foreign market
Disclosure of operating segments [line items]
Net revenues
Railroads | Domestic market
Disclosure of operating segments [line items]
Net revenues	1,416,612	1,319,907	1,156,933
Energy
Disclosure of operating segments [line items]
Net revenues	407,671	269,095	244,549
Energy | Asia
Disclosure of operating segments [line items]
Net revenues
Energy | North America
Disclosure of operating segments [line items]
Net revenues
Energy | Latin America
Disclosure of operating segments [line items]
Net revenues
Energy | Europe
Disclosure of operating segments [line items]
Net revenues
Energy | Others
Disclosure of operating segments [line items]
Net revenues
Energy | Foreign market
Disclosure of operating segments [line items]
Net revenues
Energy | Domestic market
Disclosure of operating segments [line items]
Net revenues	407,671	269,095	244,549
Cement
Disclosure of operating segments [line items]
Net revenues	487,129	490,608	431,820
Cement | Asia
Disclosure of operating segments [line items]
Net revenues
Cement | North America
Disclosure of operating segments [line items]
Net revenues
Cement | Latin America
Disclosure of operating segments [line items]
Net revenues
Cement | Europe
Disclosure of operating segments [line items]
Net revenues
Cement | Others
Disclosure of operating segments [line items]
Net revenues
Cement | Foreign market
Disclosure of operating segments [line items]
Net revenues
Cement | Domestic market
Disclosure of operating segments [line items]
Net revenues	487,129	490,608	431,820
Corporate expenses/elimination
Disclosure of operating segments [line items]
Net revenues	(1,605,045)	(1,236,194)	(1,174,583)
Corporate expenses/elimination | Asia
Disclosure of operating segments [line items]
Net revenues	885,961	843,340	122,267
Corporate expenses/elimination | North America
Disclosure of operating segments [line items]
Net revenues
Corporate expenses/elimination | Latin America
Disclosure of operating segments [line items]
Net revenues			(943)
Corporate expenses/elimination | Europe
Disclosure of operating segments [line items]
Net revenues
Corporate expenses/elimination | Others
Disclosure of operating segments [line items]
Net revenues
Corporate expenses/elimination | Foreign market
Disclosure of operating segments [line items]
Net revenues	885,961	843,340	121,324
Corporate expenses/elimination | Domestic market
Disclosure of operating segments [line items]
Net revenues	R$ (2,491,006)	R$ (2,079,534)	R$ (1,295,907)